Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (4,510)	$ (10,091)	$ (259,186)	$ (144,172)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	1	1	7	2
Loss on impairment of long-lived assets			228,515	0
Stock compensation expense for options and warrants issued to employees and non-employees	2,565	3,060	9,696	130,124
Amortization of debt discounts	163	2,665	8,663	4,914
Note Allonges			0	100
Non-cash interest expense	0	266	441	2,197
Amortization of loan costs	0	407	1,076	0
Changes in operating assets and liabilities:
Prepaid Expenses			(30)	0
Other assets	3	0	(3)	(7)
Other liabilities			8	0
Accounts payable and accrued expenses	817	(534)	136	1,412
Net cash used in operating activities	(961)	(4,226)	(10,677)	(5,430)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	0	(2)	(36)	(4)
Net cash used by investing activities	0	(2)	(36)	(4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	1,052	7,055	15,145	5,991
Loan costs	0	(533)	(533)	0
Repayment of note payable	(100)	0	(4,415)	0
Net cash provided by financing activities	952	6,522	10,197	5,991
Minority Interest	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(9)	2,294	(516)	557
CASH AND CASH EQUIVALENTS - Beginning of period	60	576	576	19
CASH AND CASH EQUIVALENTS - End of period	51	2,870	60	576
Supplemental disclosures:
Interest paid	0	0
Income taxes paid	0	0
Issuance of common stock upon conversion of convertible notes	430	0	325	0
Acquisition of intangibles through issuance of common stock	$ 4	$ 0	0	253,777
Issuance of common stock for interest expense			0	5,179
Issuance of common stock for debt			$ 0	$ 19,166